Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2022
Principal Group companies
Schedule of significant subsidiaries

		Parent	Group ownership
		holding	interest
Company name	Country of incorporation	%	%
Nokia Solutions and Networks Oy	Finland	100.0	100.0
Nokia of America Corporation	United States	–	100.0
Nokia Shanghai Bell Co., Ltd.(1)	China	–	50.0
Nokia Solutions and Networks B.V.	Netherlands	–	100.0
Nokia Technologies Oy	Finland	100.0	100.0
Nokia Participations	France	–	100.0
Alcatel Lucent	France	–	100.0
Nokia Networks France	France	–	100.0
Nokia Solutions and Networks India Private Limited	India	–	100.0
Nokia Solutions and Networks Japan G.K.	Japan	–	100.0
Nokia Solutions and Networks Branch Operations Oy	Finland	–	100.0
Alcatel Submarine Networks	France	–	100.0
Nokia Arabia Limited	Saudi Arabia	–	100.0
Nokia Solutions and Networks do Brasil Telecomunicações Ltda.	Brazil	–	100.0
Nokia Solutions and Networks Taiwan Co., Ltd.	Taiwan	–	100.0
Nokia Spain, S.A.	Spain	–	100.0
Nokia UK Limited	United Kingdom	–	100.0
Nokia Solutions and Networks System Technology (Beijing) Co., Ltd.(2)	China	–	50.0
Nokia Canada Inc.	Canada	–	100.0
Nokia Solutions and Networks Italia S.p.A.	Italy	–	100.0
Nokia Solutions and Networks Australia Pty Ltd	Australia	–	100.0

(1) Nokia Group owns 50% plus one share of Nokia Shanghai Bell Co., Ltd. with China Huaxin, an entity controlled by the Chinese government, holding the remaining ownership interests. Nokia Shanghai Bell Co., Ltd. is the parent company of the Nokia Shanghai Bell Group (NSB Group). Refer to Note 30, Significant partly-owned subsidiaries.

(2) Nokia Solutions and Network System Technology (Beijing) Co., Ltd. is a wholly owned subsidiary of Nokia Shanghai Bell Co., Ltd. and the Nokia Group has control over this subsidiary through its holding in the NSB Group.